Condensed Consolidated Interim Statements of Shareholders' Equity (unaudited) - USD ($) $ in Thousands	Total	Common stock	Other equity instruments	Additional paid in capital	Accumulated deficit	Accumulated other comprehensive loss
Balance (in shares) at Dec. 31, 2024		17,282,934
Balance at Dec. 31, 2024	$ 137,025	$ 1,245,805	$ 9,472	$ 11,516	$ (1,096,275)	$ (33,493)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares on exercise of share units (in shares)		68,071
Issuance of common shares on exercise of share units	0	$ 838	(838)
Stock-based compensation	393		393
Net loss for the period	(36,795)				(36,795)
Other comprehensive income	8,269					8,269
Balance (in shares) at Jun. 30, 2025		17,351,005
Balance at Jun. 30, 2025	108,892	$ 1,246,643	9,027	11,516	(1,133,070)	(25,224)
Balance (in shares) at Mar. 31, 2025		17,326,732
Balance at Mar. 31, 2025	137,598	$ 1,246,408	9,081	11,516	(1,098,726)	(30,681)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares on exercise of share units (in shares)		24,273
Issuance of common shares on exercise of share units	0	$ 235	(235)
Stock-based compensation	181		181
Net loss for the period	(34,344)				(34,344)
Other comprehensive income	5,457					5,457
Balance (in shares) at Jun. 30, 2025		17,351,005
Balance at Jun. 30, 2025	$ 108,892	$ 1,246,643	9,027	11,516	(1,133,070)	(25,224)
Balance (in shares) at Dec. 31, 2025	17,351,005	17,375,213
Balance at Dec. 31, 2025	$ 68,813	$ 1,246,793	8,968	11,516	(1,157,901)	(40,563)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares on exercise of share units (in shares)		20,521
Issuance of common shares on exercise of share units	0	$ 266	(266)
Stock-based compensation	196		196
Net loss for the period	(17,082)				(17,082)
Other comprehensive income	$ 218					218
Balance (in shares) at Jun. 30, 2026	18,995,734	18,995,734
Balance at Jun. 30, 2026	$ 52,271	$ 1,247,185	8,898	11,516	(1,174,983)	(40,345)
Balance (in shares) at Mar. 31, 2026		17,395,734
Balance at Mar. 31, 2026	62,884	$ 1,247,059	8,788	11,516	(1,163,608)	(40,871)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares on exercise of share units (in shares)		0
Issuance of common shares, net (in shares)		1,600,000
Issuance of common shares, net	126	$ 126
Stock-based compensation	110		110
Net loss for the period	(11,375)				(11,375)
Other comprehensive income	$ 526					526
Balance (in shares) at Jun. 30, 2026	18,995,734	18,995,734
Balance at Jun. 30, 2026	$ 52,271	$ 1,247,185	$ 8,898	$ 11,516	$ (1,174,983)	$ (40,345)